Document and Entity Information	Nov. 01, 2019
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2019
Registrant Name	AMERICAN FUNDS PORTFOLIO SERIES
Entity Central Index Key	0001537151
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Jan. 01, 2019
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class T
Prospectus:
Trading Symbol	TATAX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class F-3
Prospectus:
Trading Symbol	TYIFX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class F-2
Prospectus:
Trading Symbol	TXIFX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class F-1
Prospectus:
Trading Symbol	TAIFX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class C
Prospectus:
Trading Symbol	TAICX
American Funds Tax-Advantaged Growth and Income Portfolio SM | Class A
Prospectus:
Trading Symbol	TAIAX